Net Loss Per Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Net Loss Per Share

16. Net Loss Per Share

Basic net loss per share has been computed on the basis of the weighted average number of shares of common stock outstanding. Diluted net loss per share of common stock has been computed on the basis of the weighted average number of shares outstanding plus equivalent shares of common stock assuming exercise of stock options. Potential shares of common stock that have an anti-dilutive effect (i.e., those that share or decrease loss per share) are excluded from the calculation of diluted net loss per share of common stock.

Basic and diluted loss per common share have been computed based on the following as of years ending December 31, 2024 and 2023:

	December 31,	December 31,
	2024	2023

Numerator for basic and diluted net loss per share:
Net loss	$(11,045,971)	$(7,192,176)
Denominator:
For basic net loss per share - weighted average common shares outstanding	10,032,040	9,520,000
Effect of dilutive stock options	—	—
For diluted net loss per share - weighted average common shares outstanding	10,032,040	9,520,000
Net loss per share -Basic:
Net loss per share	$(1.10)	$(0.76)
Net loss per share - Diluted:
Net loss per share	$(1.10)	$(0.76)

For the years ended December 31, 2024 and 2023, all potentially dilutive securities were antidilutive.